Debt	5 Months Ended
Oct. 15, 2023
Debt Disclosure [Abstract]
Debt	Debt
Long-term financing arrangements consists of the following:

	October 15, 2023	April 30, 2023
PPP and SBA loans	$500	$500
Term loans	25,000	22,500
Equipment loan	16,500	11,500
Convertible notes	5,000	5,000
Finance obligations	4,397	3,995
Other	106	127
Less: Unamortized debt issuance costs and discounts	(7,301)	(6,367)
Total	44,202	37,255
Less: Current portion	(2,243)	(1,044)
Long-term notes payable	$41,959	$36,211
PPP & SBA Loans
In April 2020, the Company executed a loan pursuant to the Paycheck Protection Program (“PPP”) loans, which was administered by the Small Business Association (“SBA”) under the CARES Act and the PPP Flexibility Act of 2020, for $7,725.
During the fiscal year ended April 25, 2021, the Company executed three PPP loans totaling $3,265. Each PPP loan matured two years after issuance. The interest rate on each PPP loan was 1.0% annually.
As authorized by the provisions of the CARES Act, the Company applied for forgiveness of the PPP loans. For the twenty-four weeks ended October 15, 2023, the Company recorded a gain on the extinguishment of debt for $8,448, which includes accrued interest.
Term Loans
On March 7, 2023, the Company entered into a term loan facility, consisting of two tranches and detachable warrants (see Note 9), with Silverview Credit Partners LP (“Silverview”) for $35,000 that matures on June 7, 2027. As part of the transaction, the Company repaid $5,598 of term loans with Live Oak Banking Company. The interest rate on the term loan is 15%, which is payable monthly, and is collateralized by the assets of the business. At each six-month interval beginning in March of fiscal year 2024, the Company will begin repaying the principal amount. As of October 15, 2023, and April 30, 2023, the principal outstanding is $22,500 related to Tranche 1.
The term loan facility has a second tranche that allows the Company to draw an additional $12,500 solely during the Tranche 2 loan availability period which ends on the earlier of September 7, 2024, or the date on which obligations shall become due and payable in full per the loan agreement. Under the Tranche 2 loan, the Company can borrow $2,500 per draw for each of five new store openings ($12,500 in aggregate). The Company had no borrowings outstanding under Tranche 2 loan as of April 30, 2023.
In relation to the above term loans, the Company incurred debt issuance costs and discounts of $5,182, of which $1,354 was debt issuance costs, $2,421 was debt discount, and $1,407 was a loan commitment asset within other long-term assets on the consolidated balance sheet as of April 30, 2023.
On August 1, 2023, the Company and Silverview entered into an agreement whereby the Company agreed to grant Silverview warrants to purchase shares of the Company common stock issuable and exercisable by Silverview if the Company obtains additional funding under Tranche 2 loan. Simultaneously, the Company amended and restated its existing warrant agreement (see Note 9).
On July 27, 2023 and September 29, 2023, the Company received $1,000 and $1,500, respectively, in additional debt proceeds from Silverview Credit Partners LP under Tranche 2 to fund expansion, which bear interest at 15% and will be payable in full on June 7, 2027. Upon the issuance of each Tranche 2 loan borrowing, the Company will reduce the Tranche 2 loan commitment asset for the proportional amount received and present the amounts as a debt issuance costs and a reduction of the borrowing proceeds (i.e., a debt discount). As of October 15, 2023, $237,000 has been reclassified from the loan commitment asset to debt discount of $110 and debt issuance costs of $127.
As of October 15, 2023, the Company has recorded debt issuance costs and discounts, net of amortization, of $4,539, of which $1,238 was debt issuance costs, $2,327 was debt discount, and $974 was a loan commitment asset within other long-term assets on the unaudited condensed consolidated balance sheet.
Equipment Loan
On April 19, 2023, the Company entered into a subordinated equipment loan of $11,500 and detachable warrants (see Note 9) with Granite Creek Capital Partners LLC that matures on April 19, 2028. The interest rate on the loan is 12% and is payable monthly. The loan is collateralized by the specific furniture, fixture, and equipment assets of the business. The outstanding principal will be repaid in quarterly installments equal to $431 on the last day of each calendar quarter commencing on September 30, 2024.
On July 27, 2023, the Company restated the term loan agreement with Granite Creek Capital Partners, LLC, to provide $5,000 in additional debt financing and detachable warrants (see Note 9) for development of new locations that matures on April 19, 2028 bears interest at 12%, and is repayable in quarterly installments beginning September 30, 2024. The Company determined that the amendment was treated as a debt modification and accordingly, no gain or loss was recognized.
In relation to the equipment loan, the Company incurred debt issuance costs and discounts of $2,770, of which $76 was recorded as debt issuance costs and $2,694 was recorded as a debt discount on the consolidated balance sheet as of April 30, 2023.
As of October 15, 2023, the Company has recorded debt issuance costs and discounts, net of amortization, of $3,736, of which $68 was debt issuance costs and $3,668 was debt discount on the unaudited condensed consolidated balance sheet.
Convertible Notes
On June 4, 2021, the Company entered into two convertible note agreements for $5,000 in the aggregate. The convertible notes accrue interest at 1.07% annually and mature on June 4, 2025. Holders of the convertible notes have the right, at their option, to convert all of the outstanding principal and accrued interest to shares of common stock equal to the quotient of (i) the outstanding principal on the convertible note divided by (ii) the Conversion Price of $10 per share. If the holders elect not to convert the loans, they are entitled to an annual premium payment equal to 6.93% of the outstanding principal amount owed. As of October 15, 2023, and April 30, 2023, accrued interest related to the premium on the convertible notes was $819 and $660, respectively.
Finance Obligations
In 2011, the Company entered into a failed sale leaseback at its Northbrook, Illinois location. The Company sold the building, fixtures, and certain personal property and assigned the ground lease to a new lessor. The Company received $7,000 from the transaction, which was accounted for as a financing obligation with repayment terms of 15 years. The obligation is repaid in monthly installment payments, which includes principal and interest at an 8.15% annual rate. As of October 15, 2023 and April 30, 2023, the principal outstanding was $3,733 and $3,995, respectively.
During the second quarter of fiscal year 2024, the Company entered into an agreement to pay for its bowling equipment for one location through a long-term payment plan. The Company will pay approximately $665 for the equipment, which was accounted for as a financing obligation with a repayment term of five years. The obligation is repaid in monthly installment payments, which includes principal and interest at a 10% annual rate. As of October 15, 2023, the principal outstanding was $665.
Debt Covenants
The Company is required to maintain certain financial covenants as well as certain affirmative and negative covenants under its debt arrangements. For example, the term loan requires the Company to maintain a minimum liquidity of $1 million of cash and cash equivalents and a maintenance of a minimum net leverage ratio at the end of each semiannual period beginning from September 2023. No restrictions on dividends apply as long as the Company maintains the applicable financial, affirmative, and negative covenants per its debt arrangements. In August 2023, the Company amended its term loan agreement whereby the first covenant measurement period begins in March 2024. The Company’s loan agreements contain events of default with respect to, among other things, default in the payment of principal when due or the payment of interest, fees, and other amounts due thereunder after a specific grace period, material misrepresentations and failure to comply with covenants. The Company was in compliance with its debt covenants as of October 15, 2023.